Gain on disposal of subsidiaries	12 Months Ended
Dec. 31, 2021
Gain Or Loss On Sale Of Stock In Subsidiary Or Equity Method Investee [Abstract]
Gain on Disposal of Subsidiaries
15.
Gain on disposal of subsidiaries

Payolution GmbH

On October 5, 2020, the Company disposed of Payolution GmbH, a wholly owned subsidiary of the Company for total consideration consisting of cash and contingent consideration. The receivable is contingent upon the achievement of certain financial performance metrics of Payolution GmbH. For the years ended December 31, 2021 and 2020, the Company had earned the contingent consideration of $3,045 and $4,885, respectively, as the financial performance metrics had been achieved prior to the 2021 and 2020 year-end, respectively. These amounts were paid during 2021. The $4,885 (at December 31, 2020 closing foreign exchange rates) earned in 2020 was recorded in the “Prepaid expenses and other current assets” within the Consolidated Statements of Financial Position as of December 31, 2020. The remaining consideration for financial performance conditions will be due in the second quarter of the year ended December 31, 2022 (See Note 13).

Cash consideration	$47,098
Contingent consideration	4,686
Total consideration	51,784
Less: Net assets on disposal	38,647
Gain on disposal of a subsidiary	$13,137

As a result of the disposal, the Company recognized a gain of $13,137 during the year ended December 31, 2020, recorded in “Gain on disposal of subsidiaries and other assets, net” on the Consolidated Statements of Comprehensive Loss.

Paysafe UK GOLO Holdco Limited

On June 26, 2019, Paysafe Group Limited, an indirect subsidiary of the Company, disposed of 100% of the share capital of Paysafe UK GOLO Holdco Limited for a total consideration of $9,523.

Cash consideration	$9,523
Total consideration	9,523
Less: Net assets on disposal	4,695
Gain on disposal of a subsidiary	$4,828

As a result of the disposal, the Company recognized a gain of $4,828 during the year ended December 31, 2019, recorded in “Gain on disposal of a subsidiary and other assets, net” on the Consolidated Statements of Comprehensive Loss.